Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 2,076	$ 3,574
Restricted deposit	65	60
Short-term deposit	3,000
Trade receivables	22	77
Other accounts receivable	540	131
Inventory	742	668
Total current assets	6,445	4,510
NON-CURRENT ASSETS:
Intangible asset, net	3,189	4,717
Investments in company accounted for at equity	781	591
Investments in financial assets	659	730
Property and equipment, net	108	57
Total non-current assets	4,737	6,095
Total assets	11,182	10,605
CURRENT LIABILITIES:
Trade payables	802	1,199
Other accounts payable	185	193
Warrants	532	2,737
Lease liability	52	27
Total current liability	1,571	4,156
NON-CURRENT LIABILITIES:
Lease liability	24
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	64,526	58,592
Reserve from share-based payment transactions	5,282	5,180
Warrants	5,190	5,190
Foreign currency translation reserve	497	497
Transactions with non-controlling interests	810	559
Accumulated deficit	(68,691)	(63,569)
Total	7,614	6,449
Non-controlling interests	1,973
Total equity	9,587	6,449
Total liabilities and equity	$ 11,182	$ 10,605